Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Available For Sale Financial Assets And Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Schedule of financial assets
	2019	2020
	MCh$	MCh$
Debt instruments at fair value through OCI	1,357,846	1,060,523
Equity instruments valued at fair value through OCI	8,497	7,630
Total	1,366,343	1,068,153

Schedule of breakdown of the balance under the heading "Debt instruments at fair value through OCI
	2019	2020
	MCh$	MCh$
Instruments issued by the Chilean Government and the Central Bank of Chile:
Bonds issued by the Chilean Government and the Central Bank of Chile	76,358	109
Promissory notes issued by the Chilean Government and the Central Bank of Chile	16,466	—
Other instruments	16,238	163,491

Other instruments issued in Chile:
Mortgage bonds from domestic banks	122,291	128,763
Bonds from domestic banks	15,927	15,887
Deposits from domestic banks	1,020,842	685,392
Bonds from other Chilean companies	1,395	34,539
Other instruments	68,476	32,342

Instruments issued by foreign institutions:
Other instruments	19,853	—
Total	1,357,846	1,060,523

Schedule of credit ratings of the issuers of debt instruments
	As of December 31, 2019				As of December 31, 2020
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	1,269,516	—	—	1,269,516	1,027,965	216	—	1,028,181
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	88,330	—	—	88,330	32,342	—	—	32,342
Total	1,357,846	—	—	1,357,846	1,060,307	216	—	1,060,523

Schedule of changes in the corresponding ECLs of debt instrument
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value	ECL	Fair value	ECL	Fair value	ECL	Fair value	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2019	1,043,440	4,268	—	—	—	—	1,043,440	4,268
Net change on Balance *	275,797	327	(19)	(1)	—	—	275,778	326
Change in fair value	32,995	—	—	—	—	—	32,995	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(19)	(1)	19	1	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	3,102	—	—	—	—	—	3,102
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	5,633	40	—	—	—	—	5,633	40
Balance as of December 31, 2019	1,357,846	7,736	—	—	—	—	1,357,846	7,736

Balance as of January 1, 2020	1,357,846	7,736	—	—	—	—	1,357,846	7,736
Net change on Balance *	(306,649)	1,519	(255)	(7)	—	—	(306,904)	1,512
Change in fair value	14,217	—	(6)	—	—	—	14,211	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(477)	(12)	477	12	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1	—	—	—	1
Impact of net re-measurement of year-end ECL	—	(6,120)	—	—	—	—	—	(6,120)
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(4,630)	(45)	—	—	—	—	(4,630)	(45)
Balance as of December 31, 2020	1,060,307	3,078	216	6	—	—	1,060,523	3,084

Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI
	2019	2020
	MCh$	MCh$
Equity instruments issued in Chile	7,446	6,869
Equity instruments issued by foreign institutions	1,051	761
Total	8,497	7,630

Schedule of unrealised gain and loss on available for sale investments
	2018	2019	2020
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	(13,878)	15,969	(8,540)
Tax (expense) benefit	3,757	(4,328)	2,304
Net of tax amount (2)	(10,121)	11,641	(6,236)